PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment
Depreciation is computed using the straight-line method over the following estimated useful lives:

Process units and equipment	5-25 years
Pipeline and equipment	5-25 years
Buildings	25 years
Computers, furniture and fixtures	3-7 years
Leasehold improvements	20 years
Railcars	50 years
Property, plant and equipment consisted of the following:

	December 31, 2015	December 31, 2014
Land	$91,256	$59,575
Process units, pipelines and equipment	2,209,712	1,843,157
Buildings and leasehold improvements	34,265	28,397
Computers, furniture and fixtures	72,642	68,431
Construction in progress	150,388	69,413
	2,558,263	2,068,973
Less—Accumulated depreciation	(347,173)	(262,913)
	$2,211,090	$1,806,060